Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Schedule Of Pending Cases

Type of Case	Number of Cases Pending as of December 31, 2011	Number of Cases Pending as of December 31, 2010	Number of Cases Pending as of December 31, 2009
Individual Smoking and Health Cases (1)	82	92	89
Smoking and Health Class Actions and Aggregated Claims Litigation (2)	7	11	7
Health Care Cost Recovery Actions	1	4	3
"Lights/Ultra Lights" Class Actions	18	27	28
Tobacco Price Cases	1	1	2
(1)	Does not include 2,586 cases brought by flight attendants seeking compensatory damages for personal injuries allegedly caused by exposure to environmental tobacco smoke ("ETS"). The flight attendants allege that they are members of an ETS smoking and health class action, which was settled in 1997 (Broin). The terms of the court-approved settlement in that case allow class members to file individual lawsuits seeking compensatory damages, but prohibit them from seeking punitive damages. Certain Broin plaintiffs have filed a motion seeking approximately $50 million in sanctions for alleged interference by R.J. Reynolds Tobacco Company ("R.J. Reynolds") and PM USA with Lorillard, Inc.'s acceptance of offers of settlement in the Broin progeny cases. In May 2011, the trial court denied this motion. Plaintiffs have appealed.

Also, does not include approximately 6,561 individual smoking and health cases (3,301 state court cases and 3,260 federal court cases) brought by or on behalf of approximately 8,126 plaintiffs in Florida (4,867 state court plaintiffs and 3,259 federal court plaintiffs) following the decertification of the Engle case discussed below. It is possible that some of these cases are duplicates and that additional cases have been filed but not yet recorded on the courts' dockets.

(2)	Includes as one case the 613 civil actions (of which 352 are actions against PM USA) that are to be tried in a single proceeding in West Virginia (In re: Tobacco Litigation). The West Virginia Supreme Court of Appeals has ruled that the United States Constitution does not preclude a trial in two phases in this case. Under the current trial plan, issues related to defendants' conduct and plaintiffs' entitlement to punitive damages would be determined in the first phase. The second phase would consist of individual trials to determine liability, if any, as well as compensatory and punitive damages, if any. Trial in the case began in October 2011, but ended in a mistrial on November 8, 2011. The court has not yet scheduled a new trial.

Approximate Maximum Principal Amounts Of PM USA's Share Of The Disputed NPM Adjustment For The Years 2003 Through 2010, As Currently Calculated By The MSA's Independent Auditor

Year for which NPM Adjustment calculated	2003	2004	2005	2006	2007	2008	2009	2010

Year in which deduction for NPM Adjustment may be taken	2006	2007	2008	2009	2010	2011	2012	2013

PM USA's Approximate Share of Disputed NPM Adjustment (in millions)	$337	$388	$181	$154	$207	$267	$211	$209